Income Tax and Deferred Taxes - Effects of Deferred Tax on Components of Other Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amount Before Income Tax
Financial assets at fair value with changes in other comprehensive income	$ (2)	$ 31	$ (9,125)
Cash flow hedge	147,505,497	(406,971,212)	267,540,328
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	1,043,185	359,797	18,982
Foreign currency translation	18,994,934	197,099,813	(69,218,245)
Actuarial gains(losses) on defined-benefit pension plans	(7,304,757)	12,547,898	(8,545,834)
Total components of other comprehensive income (loss) before taxes	160,238,857	(196,963,673)	189,786,106
Income Tax Expense (Benefit)
Income tax related to financial assets at fair value through other comprehensive income	1	(8)	2,464
Income tax related to cash flow hedge	(39,826,484)	109,882,227	(72,741,119)
Income tax related to defined benefit plans	1,972,561	(3,387,932)	2,308,510
Income tax related to components of other income and expenses with a charge or credit in equity	(37,853,922)	106,494,287	(70,430,145)
Amount After Income Tax
Financial assets at fair value with changes in other comprehensive income	(1)	23	(6,661)
Cash flow hedge	107,679,013	(297,088,985)	194,799,209
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	1,043,185	359,797	18,982
Foreign currency translation	18,994,934	197,099,813	(69,218,245)
Actuarial gains(losses) on defined-benefit pension plans	(5,332,196)	9,159,966	(6,237,324)
Total other comprehensive income	$ 122,384,935	$ (90,469,386)	$ 119,355,961